Selected Statements of Operations Data (Tables)	6 Months Ended
Jun. 30, 2018
Selected Statements of Operations Data [Abstract]
Schedule of financial income, net

	Six months ended June 30,
	2018	2017
	Unaudited

Financial income:
Foreign currency translation adjustments	$298	$193
Interest from banks	696	257

	994	450

Financial expenses:
Interest and bank charges	(8)	(36)
Foreign currency translation adjustments	(613)	(264)

	(621)	(300)

Financial income, net	$373	$150

Schedule of computation of basic and diluted net income (loss) per share
	Six months ended June 30,
	2018	2017
	Unaudited
Numerator:

Numerator for basic and diluted net income (loss) per share	$1,079	$(540)

Denominator:

Denominator for basic net income (loss) per share - weighted average number of Ordinary Shares	13,549,494	11,673,240

Effect of dilutive securities:
Outstanding options and RSUs	268,501	-

Denominator for diluted net income (loss) per share - adjusted weighted average number of Ordinary Shares	13,817,995	11,673,240

Schedule of revenues by geographic region

	Six months ended June 30,
	2018	2017
	Unaudited

North America	$12,691	$8,933
Europe	164	431
Asia (excluding Philippines)	845	140
Philippines	5,566	3,839
South America (excluding Brazil)	198	607
Brazil	1,757	719
Other (including Israel)	321	2,288

	$21,542	$16,957